Financial Assets at Fair Value Through Other Comprehensive Income (Details) $ / shares in Units, shares in Millions	Feb. 25, 2021 USD ($) $ / shares shares	Dec. 31, 2022 AUD ($)
Financial Assets at Fair Value Through Other Comprehensive Income [Abstract]
Underwriting shares (in Shares) | shares	500
Shares issued price per shares (in Dollars per share) | $ / shares	$ 0.001
Total subscription amount (in Dollars)	$ 500,000
Investments of disposed		$ 275,000
Loss realised		$ 225,000